Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Functional currency to reporting currency, translation rate	US$1 = HK$7.8499	US$1 = HK$7.8499
Deferred offering costs	$ 5,558,741				$ 708,129	$ 5,137,874
Impairment of long-lived assets (in Dollars)
Employer contribution, percentage on employee's monthly income	5.00%	5.00%
VAT rates range, upper limit	13.00%	13.00%
Statutory reserve, percentage on after tax profit	10.00%	10.00%
General reserve limit, percentage on registered capital	50.00%	50.00%
Portion of profit transferred to statutory reserves (in Dollars)
Dilutive shares (in Shares) | shares
Minimum [Member] | Trade Payables to Vendors [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts payable, payment term	30 days	30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employer contribution, monthly amount payable per employee (in Dollars)	$ 1,500
Maximum [Member] | Trade Payables to Vendors [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts payable, payment term	90 days	90 days
Integrated IPO Financial Printing Services [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	14 days				14 days
Integrated IPO Financial Printing Services [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	30 days				30 days
Non-IPO Financial Printing Services [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	30 days				30 days
Non-IPO Financial Printing Services [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	120 days				120 days